SUBSEQUENT EVENTS (Details Narrative)			2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Subsequent Event [Line Items]
Number of shares issued in transaction shares		7,885,220
Warrants to purchase shares									202,575	94,535
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							108,040		2,239,129
Cash contributed | $				$ 1,993,750	$ 6,325,000	$ 16,012,750			$ 16,012,750
Proceeds from Issuance of Common Stock | $							$ 8,518,750		$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			40,515
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 8.11
Subsequent Event [Member] | DHC Acquisition Corp [Member]
Subsequent Event [Line Items]
Exchange ratio		0.2701
Number of issued shares for business combination		25,641,321
Percentage of voting equity interests		76.00%
Subsequent Event [Member] | Shareholders of DHC Sponsors and Advisors [Member]
Subsequent Event [Line Items]
Percentage of voting equity interests		24.00%
Subsequent Event [Member] | AFG Companies Inc [Member] | Reseller Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		3,750,000
Aggregate value of business combination | $		$ 17,500,000
Cash contributed | $		$ 5,500,000
Stock price | $ / shares		$ 10.00
Subsequent Event [Member] | AFG Companies Inc [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock | $		$ 5,500,000
Stock Issued During Period, Shares, New Issues		2,300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | The Williams Family Trust [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction shares	120,000
Sale of stock, price per share | $ / shares	$ 2.50
Warrants to purchase shares	240,000
Proceeds from issuance of warrants | $	$ 300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | The Williams Family Trust [Member] | Williams Family Trust One Year Tranche [Member]
Subsequent Event [Line Items]
Warrants to purchase shares	120,000
Expected term	1 year
Subsequent Event [Member] | Securities Purchase Agreement [Member] | The Williams Family Trust [Member] | Williams Family Trust Five Year Tranche [Member]
Subsequent Event [Line Items]
Warrants to purchase shares	120,000
Expected term	5 years